Property, Plant And Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 224,199	$ 254,627	$ 221,119
Percentage of depreciation expense recorded in cost of goods sold	95.33%	96.09%	95.66%
Impairment loss	756,239	109,027	0
Temporarily idled property, plant and equipment
Property, Plant and Equipment [Line Items]
Depreciation expenses	150,588	139,050	9,393
Buildings
Property, Plant and Equipment [Line Items]
Impairment loss	143,608
Plant and machinery
Property, Plant and Equipment [Line Items]
Impairment loss	356,441
Construction-in-progress
Property, Plant and Equipment [Line Items]
Impairment loss	$ 256,190